CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS’ EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock Outstanding	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2020	25,729,542
Beginning balance, temporary equity at Dec. 31, 2020	$ 394,408
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred stock (in shares)	3,634,210
Issuance of preferred stock	$ 83,073
Exercise of warrants (in shares)	158,058
Exercise of warrants	$ 3,150
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021	29,521,810
Ending balance, temporary equity at Dec. 31, 2021	$ 480,631
Beginning balance, Common stock, shares outstanding (in shares) at Dec. 31, 2020		1,656,415
Balance at the beginning at Dec. 31, 2020	(311,216)	$ 0	$ 18,818	$ (333,200)	$ 3,166
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	2,531		2,531
Repurchase of equity instruments	(396)		(396)
Net Income (Loss) Attributable to Parent	(46,689)			(46,689)
Issuance of common stock upon exercise of options (in shares)		450,519
Issuance of common stock upon exercise of options	758		758
Foreign currency translation adjustments	$ 95				95
Ending balance, Common stock, shares outstanding (in shares) at Dec. 31, 2021	2,106,934	2,106,934
Balance at the end at Dec. 31, 2021	$ (354,917)	$ 0	21,711	(379,889)	3,261
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021	29,521,810
Ending balance, temporary equity at Dec. 31, 2021	$ 480,631
Ending balance, Common stock, shares outstanding (in shares) at Dec. 31, 2021	2,106,934	2,106,934
Balance at the end at Dec. 31, 2021	$ (354,917)	$ 0	21,711	(379,889)	3,261
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2022	29,521,810
Ending balance, temporary equity at Dec. 31, 2022	$ 480,631
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	2,527		2,527
Repurchase of equity instruments	(649)		(649)
Net Income (Loss) Attributable to Parent	$ (76,356)			(76,356)
Issuance of common stock upon exercise of options (in shares)	451,000	275,424
Issuance of common stock upon exercise of options	$ 1,194		1,194
Transfer from foreign currency translation to equity security investment	928				928
Foreign currency translation adjustments	$ (1,449)				(1,449)
Ending balance, Common stock, shares outstanding (in shares) at Dec. 31, 2022	2,382,358	2,382,358
Balance at the end at Dec. 31, 2022	$ (428,722)	$ 0	$ 24,783	$ (456,245)	$ 2,740